Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Accounting principles
The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).
Basis of presentation
The results of operations for the years ended December 31, 2015, 2014 and 2013 represent the results of operations of the Company’s acquired businesses from the date of their acquisition by the Company, and therefore are not indicative of the results to be expected for the full year.
Principles of consolidation
The consolidated financial statements include the accounts of the Trust and the Company, as well as the businesses acquired as of their respective acquisition date. All significant intercompany accounts and transactions have been eliminated in consolidation. Discontinued operating entities are reflected as discontinued operations in the Company’s results of operations and statements of financial position.
The acquisition of businesses that the Company owns or controls more than a 50% share of the voting interest are accounted for under the acquisition method of accounting. The amount assigned to the identifiable assets acquired and the liabilities assumed is based on the estimated fair values as of the date of acquisition, with the remainder, if any, recorded as goodwill.
Discontinued Operations
The Company completed the sale of its majority owned subsidiary, CamelBak Products, LLC ("CamelBak") during the third quarter of 2015 and its majority owned subsidiary, American Furniture Manufacturing, Inc. ("AFM" or "American Furniture"), during the fourth quarter of 2015. The Company completed the sale of it's Tridien Medical, Inc. ("Tridien") subsidiary subsequent to year-end 2015 and have presented Tridien as a discontinued operation in the accompanying financial statements. As a result, the Company reported the results of operations of CamelBak, American Furniture and Tridien as discontinued operations in the consolidated statements of operations for all periods presented. In addition, the assets and liabilities associated with these businesses have been reclassified as discontinued operations in the consolidated balance sheets as of December 31, 2014 and 2015, as applicable. Refer to "Note D - Discontinued Operations" for additional information. Unless otherwise indicated, the disclosures accompanying the consolidated financial statements reflect the Company's continuing operations.
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. It is possible that in 2016 actual conditions could be better or worse than anticipated when the Company developed the estimates and assumptions, which could materially affect the results of operations and financial position in the future. Such changes could result in future impairment of goodwill, intangibles and long-lived assets, inventory obsolescence, establishment of valuation allowances on deferred tax assets and increased tax liabilities, among other things. Actual results could differ from those estimates.
Profit Allocation Interests
At the time of the Company's Initial Public Offering, the Company issued Allocation Interests governed by the LLC agreement that entitle the holders (the "Holders") to receive distributions pursuant to a profit allocation formula upon the occurrence of certain events. The Holders are entitled to receive and as such can elect to receive the positive contribution based profit allocation payment for each of the business acquisitions during the 30-day period following the fifth anniversary of the date upon which the Company acquired a controlling interest in that business (Holding Event) and upon the sale of that business (Sale Event). Payments of profit allocation to the Holders are accounted for as dividends declared on Allocation Interests and recorded in stockholders' equity once they are approved by our Board of Directors.
Prior to July 2013, the Holders had the right to to cause the Company to purchase the allocation interests in accordance with the Supplemental Put Agreement upon occurrence of certain events at an amount equal to the fair value of the profit allocation which was determined using a model that multiplied trailing twelve-month EBITDA for each business unit by an estimated enterprise value multiple to determine an estimated selling price of the business unit (the "Supplemental Put Obligation"). The Company recorded the amount of the Supplemental Put Obligation as a liability in the consolidated balance sheet, and increases or decreases in this obligation as well as payments made upon a Sale Event or Holding Event, through the consolidated statement of operations. The Supplemental Put Agreement was terminated in July 2013, and the Company derecognized the liability associated with the Supplemental Put liability which resulted in Supplemental Put reversal of $46.0 million on the consolidated statement of operations during the year ended December 31, 2013. Prior to the termination of the Supplemental Put Agreement, the Company paid $5.6 million in 2013 related to a Holding Event of the FOX business. Since the FOX Holding Event in 2013 occurred prior to the termination of the Supplemental Put Agreement, the payment was accounted for as an expense in the consolidated statement of operations.
Revenue recognition
In accordance with authoritative guidance on revenue recognition, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery of the product or performance of services has occurred, the sellers price to the buyer is fixed and determinable, and collection is reasonably assured. Revenue is recognized upon shipment of product to the customer or performance of services for a customer, net of sales returns and allowances. Appropriate reserves are established for anticipated returns and allowances based on historical experience.Shipping and handling costs are charged to operations when incurred and are classified as a component of cost of sales. Taxes collected from customers and remitted to governmental authorities are presented on a net basis in the accompanying Consolidated Statements of Operations. Revenue is typically recorded at F.O.B. shipping point for all our businesses.
Service revenue
Revenue from the Company's Clean Earth business is recognized as services are rendered, generally when material is received at Clean Earth's facilities.
Cash equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2015 and 2014, the amount of cash and cash equivalents held by our subsidiaries in foreign bank accounts was $10.9 million and $4.9 million, respectively.
Allowance for doubtful accounts
The Company uses estimates to determine the amount of the allowance for doubtful accounts in order to reduce accounts receivable to their estimated net realizable value. The Company estimates the amount of the required allowance by reviewing the status of past-due receivables and analyzing historical bad debt trends. The Company’s estimate also includes analyzing existing economic conditions. When the Company becomes aware of circumstances that may impair a specific customer’s ability to meet its financial obligations subsequent to the original sale, the Company will record an allowance against amounts due, and thereby reduce the net receivable to the amount it reasonably believes will be collectible. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable.
Inventories
Inventories consist of raw materials, work-in-process, manufactured goods and purchased goods acquired for resale. Inventories are stated at the lower of cost or market, determined on the first-in, first-out method. Cost includes raw materials, direct labor, manufacturing overhead and indirect overhead. Market value is based on current replacement cost for raw materials and supplies and on net realizable value for finished goods.
Property, plant and equipment
Property, plant and equipment is recorded at cost. The cost of major additions or betterments is capitalized, while maintenance and repairs that do not improve or extend the useful lives of the related assets are expensed as incurred.
Depreciation is provided principally on the straight-line method over estimated useful lives. Leasehold improvements are amortized over the life of the lease or the life of the improvement, whichever is shorter.

The ranges of useful lives are as follows:

Buildings and improvements	15 to 25 years
Machinery and equipment	2 to 25 years
Office furniture, computers and software	2 to 8 years
Leasehold improvements	Shorter of useful life or lease term

Property, plant and equipment and other long-lived assets that have definitive lives are evaluated for impairment when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable (‘triggering event’). Upon the occurrence of a triggering event, the asset is reviewed to assess whether the estimated undiscounted cash flows expected from the use of the asset plus residual value from the ultimate disposal exceeds the carrying value of the asset. If the carrying value exceeds the estimated recoverable amounts, the asset is written down to its fair value.
Fair value of financial instruments
The carrying value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable and accounts payable approximate their fair value due to their short term nature. Term Debt with a carrying value of $316.5 million, net of original issue discount, at December 31, 2015 approximated fair value. The fair value is based on interest rates that are currently available to the Company for issuance of debt with similar terms and remaining maturities. If measured at fair value in the financial statements, the Term Debt would be classified as Level 2 in the fair value hierarchy.
Business combinations
The Company allocates the amount it pays for each acquisition to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, including identifiable intangible assets which arise from a contractual or legal right or are separable from goodwill. The Company bases the fair value of identifiable intangible assets acquired in a business combination on detailed valuations that use information and assumptions provided by management, which consider management’s best estimates of inputs and assumptions that a market participant would use. The Company allocates any excess purchase price that exceeds the fair value of the net tangible and identifiable intangible assets acquired to goodwill. The use of alternative valuation assumptions, including estimated growth rates, cash flows, discount rates and estimated useful lives could result in different purchase price allocations and amortization expense in current and future periods. Transaction costs associated with these acquisitions are expensed as incurred through selling, general and administrative expense on the consolidated statement of operations. In those circumstances where an acquisition involves a contingent consideration arrangement, the Company recognizes a liability equal to the fair value of the contingent payments expected to be made as of the acquisition date. The Company re-measures this liability each reporting period and records changes in the fair value through a separate line item within the consolidated statements of operations.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the assets acquired and liabilities assumed. The Company is required to perform impairment reviews at each of its reporting units annually and more frequently in certain circumstances.
In accordance with accounting guidelines, the Company is able to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If a company concludes that it is more likely than not that the fair value of a reporting unit is not less than its carrying amount it is not required to perform the two-step impairment test for that reporting unit.
The first step of the process after the qualitative assessment fails is estimating the fair value of each of its reporting units based on a discounted cash flow (“DCF”) model using revenue and profit forecast and a market approach which compares peer data and earnings multiples. The Company then compares those estimated fair values with the carrying values, which include allocated goodwill. If the estimated fair value is less than the carrying value, a second step is performed to compute the amount of the impairment by determining an “implied fair value” of goodwill. The determination of a reporting unit’s “implied fair value” of goodwill requires the allocation of the estimated fair value of the reporting unit to the assets and liabilities of the reporting unit. Any unallocated fair value represents the “implied fair value” of goodwill, which is then compared to its corresponding carrying value. The Company cannot predict the occurrence of certain future events that might adversely affect the implied value of goodwill and/or the fair value of intangible assets. Such events include, but are not limited to, strategic decisions made in response to economic and competitive conditions, the impact of the economic environment on its customer base, and material adverse effects in relationships with significant customers.
The impact of over-estimating or under-estimating the implied fair value of goodwill at any of the reporting units could have a material effect on the results of operations and financial position. In addition, the value of the implied goodwill is subject to the volatility of the Company’s operations which may result in significant fluctuation in the value assigned at any point in time.
Refer to "Note H - Goodwill and Intangible Assets" for the results of the annual impairment tests.
Deferred debt issuance costs
Deferred debt issuance costs represent the costs associated with the issuance of debt instruments and are amortized over the life of the related debt instrument.
Product Warranty Costs
The Company recognizes warranty costs based on an estimate of the amounts required to meet future warranty obligations. The Company accrues an estimated liability for exposure to warranty claims at the time of a product sale based on both current and historical claim trends and warranty costs incurred. Warranty reserves are included within "Accrued expenses" in the Company's consolidated balance sheets.
Foreign currency
For the Company’s segments with certain operations outside the United States, the local currency is the functional currency, and the financial statements are translated into U.S. dollars using exchange rates in effect at year-end for assets and liabilities and average exchange rates during the year for results of operations. The resulting translation gain or loss is included in stockholder’s equity as other comprehensive income or loss.
During the current year, the Company acquired a Canadian subsidiary, Manitoba Harvest, and is exposed to transactional foreign currency gains and losses related to the issuance of inter-company loans in the Canadian dollar, the functional currency of Manitoba Harvest. Foreign currency transactional gains and losses are included in the results of operations and are generally classified as Other Income (Expense). Foreign currency transaction losses of approximately $2.6 million were recognized during 2015 related to changes in the Canadian dollar subsequent to our acquisition of Manitoba Harvest.
Derivatives and hedging
The Company utilizes interest rate swaps (derivative) to manage risks related to interest rates on the term loan portion of their Credit Facility. The Company has not elected hedge accounting treatment for the existing interest rate derivatives entered into as part of the Credit Facility. Refer to "Note J - Debt" for more information on the Company’s Credit Facility.
Noncontrolling interest
Noncontrolling interest represents the portion of a majority-owned subsidiary’s net income that is owned by noncontrolling shareholders. Noncontrolling interest on the balance sheet represents the portion of equity in a consolidated subsidiary owned by noncontrolling shareholders.
Deferred income taxes
Deferred income taxes are calculated under the asset and liability method. Deferred income taxes are provided for the differences between the basis of assets and liabilities for financial reporting and income tax purposes at the enacted tax rates. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that is expected to more likely than not be realized. Several of the Company’s majority owned subsidiaries have deferred tax assets recorded at December 31, 2015 which in total amount to approximately $14.8 million. These deferred tax assets are comprised primarily of reserves not currently deductible for tax purposes. The temporary differences that have resulted in the recording of these tax assets may be used to offset taxable income in future periods, reducing the amount of taxes required to be paid. Realization of the deferred tax assets is dependent on generating sufficient future taxable income at those subsidiaries with deferred tax assets. Based upon the expected future results of operations, the Company believes it is more likely than not that those subsidiaries with deferred tax assets will generate sufficient future taxable income to realize the benefit of existing temporary differences, although there can be no assurance of this. The impact of not realizing these deferred tax assets would result in an increase in income tax expense for such period when the determination was made that the assets are not realizable.
Earnings per share
Prior to the termination of the Supplemental Put Agreement, basic and diluted earnings per share attributable to Holdings was computed on a weighted average basis. Effective July 1, 2013, basic and fully diluted earnings per share is computed using the two-class method which requires companies to allocate participating securities that have rights to earnings that otherwise would have been available only to common shareholders as a separate class of securities in calculating earnings per share. The Company has granted Allocation Interests that contain participating rights to receive profit allocations upon the occurrence of a Holding Event or a Sale Event.
The calculation of basic and fully diluted earnings per share reflects the effect of dividends that were declared and paid to the Holders subsequent to the termination of the Supplemental Put Agreement and the incremental increase in the profit allocation distribution to the Holders related to Holding Events during the period.
The weighted average number of Trust shares outstanding for 2015 was computed based on 54,300,000 shares outstanding for the period from January 1st through December 31st. The weighted average number of Trust shares outstanding for fiscal 2014 was computed based on 48,300,000 shares outstanding for the period from January 1, 2014 through November 14, 2014 and 6,000,000 additional shares outstanding from November 14, 2014 through December 31, 2014 issued in connection with a public share offering. The weighted average number of Trust shares outstanding for fiscal 2013 was computed based on 48,300,000 shares outstanding for the period from January 1st through December 31st.
The Company did not have any stock option plans or any other potentially dilutive securities outstanding during the years ended December 31, 2015, 2014 and 2013.
Advertising costs
Advertising costs are expensed as incurred and included in selling, general and administrative expense in the consolidated statements of operations. Advertising costs were $11.8 million, $11.0 million and $10.2 million during the years ended December 31, 2015, 2014 and 2013, respectively.
Research and development
Research and development costs are expensed as incurred and included in selling, general and administrative expense in the consolidated statements of operations. The Company incurred research and development expense of $2.1 million, $9.5 million and $12.3 million during the years ended December 31, 2015, 2014 and 2013, respectively.
Employee retirement plans
The Company and many of its segments sponsor defined contribution retirement plans, such as 401(k) plans. Employee contributions to the plan are subject to regulatory limitations and the specific plan provisions. The Company and its segments may match these contributions up to levels specified in the plans and may make additional discretionary contributions as determined by management. The total employer contributions to these plans were $1.6 million, $1.1 million and $0.9 million for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company’s Arnold Magnetics subsidiary maintains a defined benefit plan for certain of its employees which is more fully described in "Note M - Defined Benefit Plan". Accounting guidelines require employers to recognize the overfunded or underfunded status of defined benefit pension and postretirement plans as assets or liabilities in their consolidated balance sheets and to recognize changes in that funded status in the year in which the changes occur as a component of comprehensive income.
Seasonality
Earnings of certain of the Company’s operating segments are seasonal in nature. Earnings from Liberty are typically lowest in the second quarter due to lower demand for safes at the onset of summer. Earnings from Clean Earth are typically lower in the winter months due to lower levels of construction and development activity in the Northeastern United States. Sterno Products typically has higher sales in the second and fourth quarter of each year, reflecting the outdoor summer season and the holiday season.
Stock based compensation
The Company does not have a stock based compensation plan; however, certain of the Company’s subsidiaries maintain stock based compensation plans. During the years ended December 31, 2015, 2014 and 2013, $3.2 million, $3.8 million, and $3.7 million of stock based compensation expense was recorded to each expense category that included related salary expense in the consolidated statements of operations. As of December 31, 2015, the amount to be recorded for stock-based compensation expense in future years for unvested options is approximately $11.0 million.

New Accounting Pronouncements

Recently Adopted Accounting Pronouncements
In April 2014, the Financial Accounting Standards Board ("FASB") issued an accounting standard update related to reporting discontinued operations and disclosures of disposals of components of an entity which changes the criteria for determining which disposals can be presented as discontinued operations and modifies related disclosure requirements. Under the new guidance, a discontinued operation is defined as a disposal of a component or group of components that is disposed of or is classified as held for sale and "represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results." The new standard applies prospectively to new disposals and new classifications of disposal groups as held for sale after the effective date. The amendment was effective for the Company on January 1, 2015.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued an accounting standard update related to the accounting for leases which will require an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. The standard update offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. For public companies, the new standard is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, and requires modified retrospective adoption, with early adoption permitted. Accordingly, this standard is effective for the Company on January 1, 2019. The Company is in the process of evaluating the future impact of the new standard on our consolidated financial statements.
In November 2015, the FASB issued an accounting standard update to simplify the presentation of deferred taxes by requiring companies to classify all deferred tax assets and liabilities, along with any related valuation allowances, as noncurrent on the balance sheet. Adoption of this standard is required for annual periods beginning after December 15, 2016 and early adoption is permitted. The Company intends to early adopt this guidance, effective for interim reporting periods beginning in 2016. At December 31, 2015, the Company had $6.1 million classified as current deferred tax assets, and no amount classified as current deferred tax liabilities.

In September 2015, the FASB issued an accounting standard to simplify the accounting for measurement period adjustments in connection with business combinations by requiring that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The standard update is effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Accordingly, the standard is effective for the Company on January 1, 2016. The standard update is to be applied prospectively to adjustments of provisional amounts that occur after the effective date with earlier application permitted for financial statements that have not been issued. The Company does not expect the adoption of this standard to have a material impact on our consolidated financial statements.

In July 2015, the FASB issued an accounting standard update intended to simplify the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value. The new guidance applies only to inventory that is determined by methods other than last-in-first-out and the retail inventory method. The guidance is effective for public companies for annual reporting periods beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption of the guidance is permitted. The Company does not expect the adoption of this standard to have a material impact on our consolidated financial statements.

In April 2015, the FASB issued an accounting standard update intended to simplify the presentation of debt issuance costs in the balance sheet. The new guidance requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. Prior to the issuance of the standard, debt issuance costs were required to be presented in the balance sheet as an asset. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Accordingly, the standard is effective for the Company on January 1, 2016. The Company does not expect the adoption of this standard to have a material impact on our consolidated financial statements. At December 31, 2015, the total net deferred financing cost is $9.5 million, which will be presented as a reduction of the associated debt effective January 1, 2016 in the consolidated balance sheet.

In May 2014, the FASB issued a comprehensive new revenue recognition standard. The new standard outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard is designed to create greater comparability for financial statement users across industries, jurisdictions and capital markets and also requires enhanced disclosures. On July 9, 2015, the FASB voted to defer the effective date by one year to December 15, 2017 for interim and annual reporting periods beginning after that date and permitted early adoption of the standard, but not before the original effective date of December 15, 2016. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.